Income Taxes - Reconciliation of the Beginning and Ending Uncertain Tax Positions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Gross unrecognized tax benefits, Beginning balance	$ 2,763	$ 2,678	$ 2,526
Increases in tax positions for prior years	43		152
Decreases in tax positions for prior years	0	0	0
Increases in tax positions for current year		132
Decreases in tax positions for current year	(210)
Settlements	0	0	0
Lapse in statute of limitations	(2,429)	(47)
Gross unrecognized tax benefits, Ending balance	$ 167	$ 2,763	$ 2,678